Basis of Presentation and other significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and other significant accounting policies
Basis for preparation

2.1. Basis for preparation

The consolidated financial statements included in this Annual Report have been prepared in accordance with IFRS Accounting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and as endorsed by the EU and further requirements in the Danish Financial Statements Act.

The preparation of these consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Company’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. Areas involving a higher degree of judgement or complexity, or areas where estimates and assumptions are significant to the consolidated financial statements are further described in note 2.4.

The consolidated financial statements are presented in euros and all values are rounded to the nearest thousand, except when otherwise indicated.

The accounting policies set out in the notes have been applied consistently in the preparation of the consolidated financial statements for all the years presented unless stated otherwise below.

Comparative figures

Consolidated figures for the financial year ended 31 December 2022 comprised the Parent Company, Cadeler A/S, Wind Osprey Ltd. and Wind Orca Ltd. In December 2023, Cadeler and Eneti merged, and from this point in time the consolidated figures also comprised Eneti and its subsidiaries (which are wholly owned by the Group). Therefore the activity of the Group is not fully comparable between 2024, 2023 and 2022. For more information on the subsidiaries of Cadeler A/S please refer to Note 29.

Materiality

Our Annual Report is structured around the principle of materiality, focusing on information that holds relevance for the users of the consolidated financial statements. These consolidated financial statements encompass numerous transactions, which are grouped into categories based on their nature or function. These categories are then presented in the consolidated financial statements as required by IFRS and the Danish Financial Statements Act. When individual items are deemed immaterial, they are combined with other similar items in either the consolidated financial statements or the accompanying notes.

In line with IFRS guidelines for Danish listed companies, we include the necessary disclosures, unless the information is considered immaterial to the economic decision-making of the users or is not applicable in the context of the consolidated financial statements.

Going concern assessment

The Company’s Board of Directors and Executive Directors, have at the time of approving the consolidated financial statements, assessed that the Group has adequate resources to continue as a going concern at least 12 months after the balance sheet date.

Thus, the Group continues to adopt the going concern basis of accounting in preparing the consolidated financial statements.

European Single Electronic Format (ESEF)

As a group with securities listed on a regulated market within the EEA, Cadeler A/S is required to prepare its official Annual Report in the XHTML format and to tag the main consolidated financial statements using inline eXtensible Business Reporting Language (iXBRL) applying a specific ESEF taxonomy. The annual report submitted to the Danish Financial Supervisory Authority consists of the XHTML document together with required technical files, all included in a ZIP file named cadeler-2024-12-31-en.zip.

As such, the Annual Report is both human- and machine-readable.

A separate assurance report on the iXBRL tagging of the consolidated financial statements is issued by Cadeler's independent auditors and included on page 252 . For general use, a PDF version of the Annual Report is published in line with previous years.

General accounting policies

2.2. General accounting policies

This section introduces accounting policies and significant accounting estimates and judgements. A more detailed description of accounting policies and significant estimates and judgements related to specific reported amounts is presented in the respective notes. The purpose is to provide transparency on the disclosed amounts and to describe the relevant accounting policy, significant estimates and numerical disclosure for each note.

Note 3 - Revenue recognition (including Deferred revenue)

Note 4 - Cost of sales and administrative expenses

Note 5 – Net other operating income and expenses

Note 6 - Employee compensation

Note 7 - Long term incentive programmes

Note 9 - Financial income and expenses

Note 10 - Income taxes

Note 11 – Earnings per share (EPS)

Note 12 - Intangible Assets (including Goodwill)

Note 13 - Property, plant and equipment (including Borrowing costs and Impairment of non-financial assets)

Note 14 - Right-of-use assets and lease liabilities

Note 15 - Inventories

Note 16 - Trade and Other Receivables

Note 18 - Cash and cash equivalents

Note 20 – Provisions, Trade and other payables

Note 22 - Issued Share capital

Note 23 - Lease liabilities

Note 24 - Derivatives and hedge accounting

Note 25 - Financial liabilities

Note 26 - Business combinations

Principles of consolidation

The consolidated financial statements include the parent company, Cadeler A/S, and all enterprises over which the parent company has control. Control of an enterprise exists when the Company has exposure, or rights to, variable returns from its involvement with the enterprise and has the ability to control those returns through its power over the enterprise. Accordingly, the consolidated financial statements of the Group are composed of the financial statements of the Company Cadeler A/S and its subsidiaries (which are wholly owned by the parent company, Cadeler A/S).

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between group enterprises are eliminated in full on consolidation.

Currency translation

The financial statements are presented in euro (EUR), which is also the functional currency of the parent company. For each entity in the Group, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions in a currency other than the EUR (“foreign currency”) are translated into EUR using the exchange rates at the dates of the transactions. Foreign exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet are recognised in profit or loss. Non-monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

Foreign exchange gains and losses impacting profit or loss are presented in the statement of profit and loss within financial income or financial expenses.

On consolidation, the assets and liabilities of foreign operations are translated into EUR at the rate of exchange prevailing at the reporting date, and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on translation for consolidation are recognised in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss.

Other reserves and retained earnings

Other reserves include hedging reserves, cost of hedging reserves, and foreign currency translation reserves. Hedging reserves reflect the changes in the fair value of derivative financial instruments designated as cash flow hedges. Cost of hedging reserves include the time value of options and other costs associated with hedging activities. Foreign currency translation reserves include the cumulative translation adjustments (CTA), which arise from the conversion of the financial statements of foreign operations into the reporting currency. Retained earnings include results from previous periods, changes to equity arising from business combination purchase price, and share-based payments.

Cash flow statement

Statement of cash flows

The statement of cash flows shows the Group’s cash flows for the year classified as operating, investing and financing activities, net changes for the year in cash and cash equivalents as well as the Group’s cash and cash equivalents at the beginning and end of the year.

Positive amounts indicate cash inflows, whereas negative amounts indicate cash outflows.

Cash flows from operating activities

Cash flows from operating activities are stated as the profit/loss for the year adjusted for non-cash operating items such as depreciation, changes in working capital and income tax paid or received. Working capital includes current assets less current liabilities, excluding cash and cash equivalents and interest income.

Cash flows from investing activities

Cash flows from investing activities comprise cash flows from the acquisition and sale of non-current assets and businesses.

Cash flows from financing activities

Cash flows from financing activities comprise cash flows from instalments on lease liabilities, and interest paid as well as proceeds from issue of shares, treasury shares and debt as well as prepayment of borrowings.

Changes in accounting policies and disclosures

2.3. Changes in accounting policies and disclosures

2.3.1. New accounting policies and disclosures

The Group has adopted standards and interpretations effective as of 1 January 2024. Adoption of new and amended standards and interpretations had no material impact on the Group’s consolidated financial statements.

2.3.2. Standards issued but not yet effective

IASB has issued a number of amended accounting standards (IFRS) and interpretations (IFRS IC). The Group has assessed these accounting standards and interpretations, and does not anticipate the amended standards to have any material impact on either the Group’s figures or disclosures.

IFRS 18 Presentation and Disclosure in Financial Statements, which was issued in April 2024, becomes effective for reporting periods beginning on or after 1 January 2027 and thus has no impact on the Group’s consolidated financial statements for 2024. The Group will assess the impact of these accounting standards on the Group’s figures and disclosures.

The Group has not early adopted any standard, interpretation or amendments that have been issued but are not yet effective.

Material accounting judgements, estimates and assumptions

2.4. Material accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were authorised for issuance. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Material estimates

Useful life of vessels

The estimation made regarding the useful life of the O-Class vessels has been based on, among other things, an analysis made by an external expert. The determined fatigue analysis is based on the technical specification of the wind turbine installation vessels (“WTIV”) and comparable vessels. The useful life of the vessels is estimated at 25 years.

In 2020, the Group acquired two vessels which had already been in use for eight years. Therefore, the remaining useful life of these vessels is estimated at 17 years for all components except the jacking system and main crane. These components have a remaining useful life of three years from the acquisition of the vessels. In 2023, the main crane of these vessels underwent an upgrade. The old main crane was disposed of, and the new main crane was capitalised in the current year, with its useful life set to align with the remaining useful life of the vessels.

In 2023, as part of the business combination, the Group acquired two additional vessels. One of these vessels was delivered in 2015 and the other in 2012. Similar to the vessels acquired in 2020, the estimated useful life of these vessels, 25 years when first acquired, depends on initial delivery. Therefore, their remaining useful lives at acquisition date were assessed to be 17 and 14 years respectively, and all components will have the same useful life. The depreciation will be calculated over the remaining useful life of these vessels.

The estimation made regarding the useful life of Wind Peak has been based on an internal technical analysis based on the technical specification of the vessel and validated by an external expert. The useful life of the vessel is estimated at 25 years.

The residual value, useful life, and methods of depreciation of property, plant, and equipment are reviewed at each financial year end and adjusted accordingly, if appropriate. No changes were made during 2024. For more information, refer to Note 13.

Income tax

Pillar Two tax effects

In October 2021, more than 130 countries agreed on a two-pillar approach to reform the international tax system. The Pillar Two rules are designed to ensure that multinational corporations with EUR 750 million or more in annual revenue pay a minimum effective corporate tax rate of 15% on income received in each jurisdiction in which they operate.

The principal jurisdictions in which the Group may be exposed to additional taxation under Pillar Two include Denmark, the United Kingdom, and Cyprus, all of which have enacted legislation implementing these rules. However, this legislation does currently not apply to the Group as its consolidated revenue is lower than EUR 750 million.

The Group continues to assess and monitor the potential future impact of the Pillar Two rules on its business. Based on the Group’s initial assessment, a portion of its future income in these jurisdictions may be subject to top-up tax under the new rules, noting that international shipping income is excluded from the calculation of GloBE income under Pillar Two, and certain other exclusions may also apply.

Impairment of non-financial assets

Management is responsible for the identification of internal and external indicators of impairment related to non-financial assets. If indicators of impairment are identified, an impairment test must be performed.

Impairment exists when the carrying amount of an asset including right-of-use assets or CGU exceeds its recoverable amount, which is the higher of fair value less costs of disposal and value in use. The fair value less costs of disposal calculation is based on available sales transactions conducted at arm’s length terms, if available. The value in use calculation is based on a DCF model. The cash flows are derived from the budget and the most recent project pipeline. These cash flows do not include restructuring activities or significant future investments which will enhance the performance of the assets or CGU being tested.

The recoverable amount depends on the discount rate used in the DCF model as well as future cash in-flows and growth rate assumptions. For further information please refer to Note 13.

Material judgements

Identification of CGU for the purpose of goodwill impairment

For the purpose of testing the Group's vessels, the impairment test is performed on a vessel-by-vessel basis.

For the purpose of testing goodwill for impairment, management has assessed that Cadeler has two cash generating units (CGUs), being

–	the transport and installation of offshore wind turbine generators and foundation installation vessels (WTGFIV) and
–	the maintenance of offshore wind turbine generators (O&MV)

The WTGFIV CGU is comprised of Cadeler’s O-Class vessels, Wind Peak and Wind Scylla, which are largely interchangeable, and the cash flows generated by them are interdependent. These vessels are operated collectively, employed interchangeably, and actively managed to meet the needs of our customers in that market. Given the technical specifications of vessels, the WTGFIV vessels are relatively homogenous with a very high degree of interoperability. The O&MV CGU is comprised of the vessel Wind Zaratan, which has different specifications and independent and separable cash flows from the other vessels.

Revenue recognition

Judgement is performed when determining if a contract contains one or more performance obligations. Judgement is performed as complexities arise when multiple types of promises to the customer are bundled.

Evaluating the criteria for revenue recognition requires management's judgement to assess and identify performance obligations within the contract. This includes assessing the nature of performance obligations and whether they are distinct or should be combined with other performance obligations to determine whether the performance obligations are satisfied over time or at a point in time.

In contracts where many activities are bundled, judgement is applied in the determination of the most adequate recognition method and the most adequate measure of progress. Both of the judgements have a primary impact on the timing and amount of revenue to be recognised.

Evaluating the criteria for revenue recognition of contracts with customer requires management's judgement to assess and determine the following:

–

Identification of performance obligations within the contract, including assessing their nature and determining whether they are distinct or should be combined, as well as whether they are satisfied over time or at a point in time.

–	Determine the transaction price, including an assessment of variable consideration in the contract.
–

In contracts where many performance obligation are bundled, the allocation of transaction price to performance obligations to determine the stand-alone selling price of each performance obligation identified in the contract using key assumptions which may include observable market and expected margin in the activities.

Macroeconomic factors and climate risks

As part of our commitment to transparency and risk management, Cadeler recognises the significance of macroeconomic factors and climate risks in financial evaluations. These factors are integral to assessing the useful lives and residual values of assets and conducting Discounted Cash Flow (DCF) analyses for impairment testing. Operating within the offshore wind installation sector, Cadeler’s fleet supports the energy transition, a key driver of long-term demand.

Management has evaluated climate-related risks, including regulatory developments, technological advancements, and market shifts, and does not currently identify indicators requiring changes to our depreciation assumptions, residual values, or impairment outlook. Our vessels are designed to accommodate evolving industry requirements, mitigating the risk of obsolescence from climate policies or emissions regulations.

Cadeler’s assessment considers potential financial impacts of climate-related risks, including operational disruptions from extreme weather, supply chain vulnerabilities, and shifting industry standards. While climate risks could influence project timing or infrastructure investments, there is no evidence suggesting a material impact on asset valuations. The useful life of our vessels is reviewed regularly in light of emerging industry trends, and current market conditions support the expectation that our assets will continue to generate economic benefits as planned. Additionally, our ongoing investments in modern, upgradeable vessels enhance adaptability to future regulatory changes, further supporting our financial assumptions.

Beyond climate risks, Cadeler monitors broader macroeconomic conditions, including inflationary pressures, interest rate fluctuations, and geopolitical uncertainties that may impact operations. The international macroeconomic situation is currently characterized by material uncertainty, mainly due to the elevated levels of public debt in many of the leading global economies, increasing interest and inflation rates, the war in Ukraine, the imposition of sanctions against Russia, conflict in the Middle East, European energy crises and global supply-chain constraints. The energy sector remains subject to volatility due to regulatory shifts and economic developments, and we remain proactive in integrating these factors into financial evaluations. Through continuous assessment and review, we ensure that our accounting policies reflect a comprehensive understanding of macroeconomic and climate-related risks, maintaining a robust approach to financial reporting and impairment analyses. For more information on the risks to which Cadeler is exposed, refer to the Finance review.

Revenue

When accounting for revenue recognition, an assessment is performed on a contract-by-contract basis at contract inception.

Overall, the Group’s contracts with customers comprise:

–	Revenue from time charter contracts and time charter related activities (referred to as time charter revenue) and
–	Revenue from transportation and installation activities (referred to as transportation and installation revenue stream).

The Group’s accounting policies for each revenue stream are disclosed below.

Time charter revenue

Revenue from time charter hire services are contracts with customers where the Group utilises its vessels, equipment and crew to deliver a service to the customer based on either a fixed day rate or milestone deliverables. Contracts may also include other promises such as mobilisation and demobilisation, catering and accommodation.

Revenue from time charter contracts is generated from two distinct activities: 1) leasing of vessels and 2) provision of services within wind farming projects, e.g. catering and accommodation, mobilisation, demobilisation and bunker services. As such, a time charter contract consists of a leasing component (the element relating to hire of the vessel) and a service component. These components are not treated or priced separately in the contracts, nor does the Group offer either of the services separately. The service component is within the scope of IFRS 15, while the leasing component is within the scope of IFRS 16.

1.	Leasing of vessels

The leasing component is recognised as revenue over time over the charter period. Payments from customers for the bareboat hire element are recognised over time in accordance with the length of the customer contract. Prepayments from customers for the leasing component are recognised as deferred revenue.

This lease components are classified as an operating lease, as such leases do not cover a significant part of the economic life of the vessels and the Group retains substantially all risks and rewards incidental to ownership of the vessels. Rental income from operating leases is recognised in profit or loss on an over time basis over the charter period and included in revenue as stated in the above section.

Initial direct costs incurred by the Group in negotiating and arranging operating leases are capitalised as other receivables and recognised as an expense in profit or loss over the lease term on the same basis as the lease income.

2.	Provision of services within wind farming projects, e.g. catering and accommodation, mobilisation, demobilisation and bunker services

To determine revenue recognition for the service component of the time charter arrangements, the Group performs, in line with the requirements of IFRS 15, the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognise revenue when (or as) the entity satisfies a performance obligation.

Time charter revenue is recognised when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. At contract inception, once the service component within the time charter contract is determined to be within the scope of IFRS 15, the Group assesses the goods and services promised within each contract and identifies as a performance obligation each good or service that is distinct. Revenue is recognised in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

While the contracts contain several promises, these are usually considered highly interdependent and highly interrelated and as such considered as one single performance obligation recognised over time applying a relevant measure of progress. Assessment hereof is performed on a contract-by-contract basis.

Prepayments from customers for which the service component has yet to be provided are recognised as deferred revenue. Revenue is recognised as the service is being provided, being over the term of the related time charter contract. The Group recognises deferred contract costs for upfront costs of fulfilling a contract and present such as other receivables.

Time charter related activities

Bunker services

The Group is sometimes providing bunker services to help customers ensure that sufficient bunker is available to operate the vessels at the right time and in the right quality and quantity. As such, for certain projects the Group provides bunker procurement services and assumes responsibility for the logistics and handling of procured bunker.

Management’s assessment of whether a principal or agent relationship exists is based upon whether the Group has the ability to control the goods before they are transferred to the customer. This assessment is performed on a contract-by-contract basis at contract inception and takes into account various factors such as whether the Group takes legal title of the bunker and has the ability to direct the use of the bunker.

Variable consideration related to time charter related activities

Variable consideration, for example in respect of weather days and extension of time, is constrained at contract inception to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Transportation & Installation (T&I) revenue

Revenue from T&I represents contracts with customers where the Group utilises its vessels, equipment and crew to perform the transportation and installation of offshore wind turbine foundations as well as heavy lifting operations, decommissioning and planning and engineering.

Revenue from transportation and installation activities may, depending on the contract, represent one or more performance obligations.

Usually a fixed milestone payment schedule will be agreed upon. The transaction price may include variable elements, such as related to fuel, commodities, etc. Payment terms with customers are considered industry standard and do not include a significant financing component. To the extent possible, we obtain payment guarantees to minimise the credit risk during the contract term.

Revenue from T&I contracts is generated from two distinct activities: 1) leasing of vessels and 2) T&I service components. As such, those contracts consist of a leasing component (the element relating to hire of the vessel) and a service component. These components are not treated or priced separately in the contracts, nor does the Group offer either of the services separately. The service component is within the scope of IFRS 15, while the leasing component is within the scope of IFRS 16, as described above.

To determine revenue recognition for T&I service components, the Group performs in line with the requirements of IFRS 15 the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognise revenue when (or as) the entity satisfies a performance obligation. Revenue from contracts with customers is recognised when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. At contract inception, once the T&I contract is determined to be within the scope of IFRS 15, the Group assesses the goods and services promised within each contract and identifies as a performance obligation each good or service that is distinct. Revenue is recognised in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

In respect of T&I service components, the following main promises apply:

–	Planning and engineering,
–	Transport of monopiles and secondary steel from supply port to feeder port,
–	Installation of monopiles and secondary steel offshore,
–	Storage and handling at feeder port,
–	Warranty

While the contracts contain several distinct promises, these are considered less interdependent and interrelated and as such are considered multiple performance obligations. Assessment hereof is performed on a contract-by-contract basis.

Revenue is recognised over time as the service is being provided using a cost-to-cost method or straight-line recognition, depending on what better depicts the progress of each separate performance obligation. Prepayments from customers for which the service component has yet to be provided are recognised as deferred revenue and recognised as revenue over the period during which the services are performed.

T&I related activities

Planning and engineering

The Group provides planning and engineering services to the customer. Such revenue is recognised over time based upon percentage-of-completion whereby total costs incurred to date are compared with total forecast costs at completion of the planning and engineering services.

Transportation of monopiles and secondary steel from supply port to feeder port

The Group is engaged with transportation of monopiles and secondary steel from supply port to feeder port. Such revenue is recognised over time based upon percentage-of-completion, whereby total time spend on transportation is compared with total forecast time at completion of the transportation.

Storage and handling at feeder port

The Group has been tasked with the storage and handling of the material used in the installation. Such revenue is recognised over time based upon percentage-of-completion whereby total time spend on storage is compared with total forecast time at completion of the storage.

Installation of monopiles and secondary steel offshore

The Group has been tasked with the installation of monopiles and secondary steel offshore. Such revenue is recognised over time based upon percentage-of-completion, whereby total costs incurred to date are compared with total forecast costs at completion of the planning and engineering services.

Warranty obligations

The Group provides warranties for the repair of defects which are identified during the contract and within a defined period thereafter. In general, all are assurance-type warranties, as defined within IFRS 15, which the Group recognises under IAS 37.

Variable consideration related to installation and transportation activities

Variable consideration, for example in respect of steel prices, bunker prices etc., is constrained at contract inception to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Expenses by nature

Cost of sales and administrative expenses

Cost of sales consists of expenses directly attributable to the Group’s core activities, including seafarers payroll, vessel depreciation, and the operation and maintenance of vessels.

Administrative expenses, which include administrative staff costs, share-based compensation, management costs, office expenses, business combination transaction costs and other administration related expenses, are expensed as they are incurred.

Net other Operating Income and Expenses

Other operating income and expenses, include transactions not related to the operations of the Group, such as, gains and losses on sale of non-current assets, and is generally recognised when it is probable that the benefits and losses associated with the transaction will flow to the Company and if the significant risks and rewards have been transferred to the buyer (generally when the transaction is finalised).

Employee compensation

Employee benefits are recognised as an expense, unless the cost qualifies to be capitalised as an asset.

Employee compensations include wages and salaries, including compensated absence and pensions, as well as other social security contributions made to the entity’s employees or public & government authorities.

Long term incentive programmes

Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

That cost is recognised in employee benefits expenses, together with a corresponding increase in equity (retained earnings), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognised for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognised as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value.

Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

No expense is recognised for awards that do not ultimately vest because non-market performance and/or service conditions have not been met.

Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share in a loss situation only if loss per share decreases.

Financial Income and Expenses

Finance income and expenses comprise interest income and expenses and realised and unrealised exchange rate gains and losses on transactions denominated in foreign currencies as well as fair value adjustments related to the ineffective part of the financial instruments.

Interest income and interest expenses are recognised using the effective interest rate. The effective interest rate is the discount rate that is used to discount expected future cash payments or receipts through the expected life of the financial asset or financial liability to the amortised cost (the carrying value) of such asset or liability.

Income Taxes

Income tax

Current income tax for current and prior periods is recognised at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognised for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements except when the deferred tax arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences.

Deferred income tax is measured at the tax rates that are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date.

Current and deferred income taxes are recognised as income or expenses in profit or loss, except to the extent that the tax arises from a transaction which is recognised directly in equity.

Tonnage tax

Under the scheme, ship-owners (or bareboat charterers) pay a fixed tax amount per net tonne at their disposal rather than paying taxes based on taxable income, expenses, and depreciation. The Group has participated in the Danish scheme since 27 November 2020 and has joined the UK tonnage scheme, effective 1st January 2025.

As the vessels are owned and registered by subsidiaries in jurisdictions other than Denmark, the Group is also subject to tonnage taxation in such jurisdictions. This tonnage taxation is calculated based on a fixed tax amount per tonne.

This scheme is based on a notional income derived from tonnage capacity and not based on the entities' actual income and expenses, the Group does not consider the scheme to fall under the rules of IAS 12. Consequently, the tonnage tax expenses are not presented as part of tax expense in the statement of profit and loss, but are recognised under costs of sales.

Earnings Per Share (EPS)

The Company calculates Basic EPS by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

Intangible Assets

Goodwill is tested for impairment at least once a year or sooner if an impairment indication arises. Impairment testing is performed for each CGU to which goodwill is allocated, as determined by Management.

Intangible assets, such as software, are recognised at cost less accumulated depreciation and accumulated impairment losses. The cost of an intangible asset initially recognised includes its purchase price and any directly attributable costs necessary to prepare the asset for its intended use. Depreciation is calculated on a straight-line basis over the estimated useful life, which is 3 years for software.

If the carrying amount of intangible assets exceeds the recoverable amount, an impairment loss is recognised in profit or loss. Goodwill impairment losses are not subsequently reversed.

Property, Plant and Equipment

Property, plant and equipment are recognised at cost less accumulated depreciation and accumulated impairment losses.

The cost of an item of property, plant and equipment initially recognised includes its purchase price and any costs that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by Management.

Subsequent expenditure relating to property, plant and equipment that has already been recognised is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognised in profit or loss when incurred.

To keep performing their operational activity, the vessels have an obligation to go through drydock procedures every five years. The costs of the drydock procedures are capitalised per their purchase price and any costs that are directly attributable to bringing the vessels to the location and condition necessary for the drydock procedures.

Depreciation is calculated using the straight-line method to allocate their depreciable amounts over the assets’ estimated useful life. The estimated useful life is as follows:

Useful life
Vessels and furnished equipment	Up to 25 years
Drydock	5 years
Cars	5 years
Other fixtures and fittings	2 to 3 years

The estimated useful life of the vessels of up to 25 years has been estimated by an external consultant through a determined fatigue analysis based on the technical specification of the vessels while for Wind Peak has been based on an internal technical analysis based on the technical specification of the vessel and validated by an external expert. The estimated useful life of these vessels depends on initial delivery.

Prior to their acquisition, Wind Orca and Wind Osprey, had already been in use for eight years, therefore the remaining useful life of the vessels is estimated at 17 years for all components except jacking system and main crane with a remaining useful life of three years from the acquisition of the vessels. For Scylla and Zaratan, their remaining useful lives at acquisition date were assessed to be 17 and 14 years respectively, and all components will have the same useful life. Hull and steel have a salvage value of up to EUR 15 million per vessel by the end of their useful life. Salvage value is estimated as the lightweight of each vessel multiplied by the scarp value per ton. Depreciation is based on costs less the estimated residual value. Residual value is estimated as the lightweight tonnage of each vessel multiplied by the scrap value per ton.

More information can be found in Note 2.4 Material accounting judgements, estimates and assumptions with regards to acquired vessels trough the business combination.

The residual value, useful life, and methods of depreciation of property, plant, and equipment are reviewed at each financial year end and adjusted accordingly, if appropriate.

Right-of-Use Assets and Lease liabilities

Right-of-Use Assets

The Group recognises a right-of-use asset and lease liability at the date on which the underlying asset is available for use. Right-of-use assets are measured at cost, which comprises the initial measurement of lease liabilities using an incremental borrowing rate adjusted for any lease payments made at or before the commencement date and lease incentive received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use assets.

The right-of-use asset is subsequently measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liability.

Right-of-use assets are depreciated on a straight-line basis lease term.

Right-of-use assets are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired. For more information related to impairment testing of assets please refer to Note 13.

Lease liabilities

At the inception of the contract, the Group assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

Variable lease payments that do not depend on an index or a rate are recognised as expenses in the period in which the event or condition that triggers the payment occurs. Utilisation lease fees can be classified as a variable fee.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.

In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

Short-term and low-value leases

The Group has elected to not recognise right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and low-value leases. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term. Short-term and low-value leases consists of cars, coffee machines, office premises and AV equipment.

Inventories

Inventories are carried at the lower of cost and net realisable value. Cost is determined using the first-in, first-out basis. Net realisable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. Inventory mainly covers fuel and oil.

Trade and Other Receivables

Financial assets

The classification of financial assets depends on the Group's business model for managing the financial assets as well as the contractual terms of the cash flows of the respective financial assets.

(i)At initial recognition: the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial assets. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

(ii)At subsequent measurement: financial assets of the Group mainly comprise of cash and bank balances, trade receivables and other current assets.

Interest income from these financial assets are recognised using the effective interest rate method.

The Group assesses on a forward - looking basis the expected credit losses associated with its financial assets carried at amortised cost. For trade and other receivables, the Group applied the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

	Trade	Contract	Expected
EUR’000	receivables	assets	loss	Total
31 December 2024
Not due	49,029	37,609	—	86,638
Overdue 1-30 days	—	—	—	—
Overdue 31 to 60 days	2,373	—	—	2,373
Overdue +61 days	65	—	—	65
Total	51,467	37,609	—	89,076
31 December 2023
Not due	9,639	8,880	—	18,519
Overdue 1-30 days	14,287	—	—	14,287
Overdue 31 to 60 days	603	—	—	603
Overdue +61 days	2,273	—	—	2,273
Total	26,802	8,880	—	35,682
31 December 2022
Not due	17,197	19,999	—	37,196
Overdue 1-30 days	438	—	—	438
Overdue 31 to 60 days	—	—	—	—
Overdue +61 days	—	—	—	—
Total	17,635	19,999	—	37,634

Cash and cash equivalents

Cash and cash equivalents consist of cash offset by short-term bank overdrafts, as they are considered an integral part of the Group’s cash management.

Cash and cash equivalents are measured at amortised cost.

Provisions, Trade and Other Payables

Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year, which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business, if longer). Otherwise, they are presented as non - current liabilities. Trade and other payables are initially recognised at fair value, and subsequently carried at amortised cost, using the effective interest method.

A provision is recognised for certain contracts with customers for which the unavoidable costs of meeting the performance obligations exceed the economic benefits expected to be received. It is anticipated that these costs will be incurred in the next financial year.

Issued Share Capital

Ordinary shares are classified as equity. When there is a capital increase through the issuance of new shares, these shares are recorded at their nominal value.

Share premium reserve signifies the capital contributed by investors exceeding the nominal value of the shares issued, net of any incremental costs directly associated with the issuance of new shares.

Own equity instruments that are reacquired (treasury shares) are recognised at cost and deducted from equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the Group's own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognised in equity.

Derivative Financial Instruments

Derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and subsequently remeasured at fair value over profit and loss. Derivatives are carried as financial assets, presented under derivative assets, when the fair value is positive and as financial liabilities, presented under derivative liabilities, when the fair value is negative.

At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship and the risk management objective and strategy for undertaking the hedge.

Changes in the fair value of derivative financial instruments designated as cash flow hedges are recognised in other comprehensive income and presented under “Hedging reserves” (equity). Where the expected future transactions result in the acquisition of non-financial assets, any amounts deferred under equity are transferred from equity to the cost of the asset. Where expected future transactions result in income or expense, amounts deferred under equity are transferred from equity to the statement of profit and loss in the same item as the hedged transaction as a reclassification adjustment. Further, the entity may transfer the cumulative fair value change recognised within equity upon derecognition of the hedged item.

Changes in the fair value of derivative financial instruments not designated as hedges are recognised in the statement of profit and loss. Certain borrowing facilities when undrawn do not qualify for hedge accounting. Changes in the fair value of these derivative financial instruments are therefore recognised in the statement of profit and loss under “Financial income” or “Financial expenses” for interest rate swaps.

The amount included in the hedging reserve is the lower of, in absolute amounts, of the cumulative fair value adjustment of the hedging instrument and the hedged item. Ineffectiveness is recognised in the consolidated statement of profit and loss. Cost of hedging reserves include the time value of options. These costs are recognised separately in Other Comprehensive Income (OCI) and are amortised over the life of the hedging instrument, in accordance with the specific hedging relationship. If the hedge is discontinued, any unamortised cost of hedge is recognised immediately in profit or loss.